UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08201

ALLIANCEBERNSTEIN GREATER CHINA ‘97 FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2008

Date of reporting period: April 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein Greater China ‘97 Fund

Portfolio of Investments

April 30, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 96.8%
Financials - 42.9%
Commercial Banks - 19.4%
China Construction Bank Corp.-Class H	8,340,000	$7,532,289
China Merchants Bank Co. Ltd.-Class H	425,500	1,776,462
Industrial & Commercial Bank of China Ltd.-Class H	14,987,000	11,833,791
Wing Hang Bank Ltd.	270,500	3,613,721

		24,756,263

Diversified Financial Services - 5.1%
Hong Kong Exchanges and Clearing Ltd.	200,000	4,086,984
Yuanta Financial Holding Co. Ltd. (a)	2,598,000	2,468,994

		6,555,978

Insurance - 4.6%
Cathay Financial Holding Co. Ltd.	1,317,831	3,697,549
Cathay Financial Holding Co. Ltd. (GDR) (b)	4,408	124,967
China Life Insurance Co. Ltd.-Class H	480,000	2,091,073

		5,913,589

Real Estate Management & Development - 13.8%
Cheung Kong Holdings Ltd.	192,000	2,998,927
Shun Tak Holdings Ltd.	1,310,000	1,747,883
Sino Land Co.	1,388,218	3,500,707
Sino-Ocean Land Holdings Ltd. (a)	1,613,500	1,329,533
Sun Hung Kai Properties Ltd.	347,000	6,064,359
Swire Pacific Ltd.	163,500	1,913,469

		17,554,878

		54,780,708

Information Technology - 11.1%
Computers & Peripherals - 2.1%
High Tech Computer Corp.	105,300	2,700,731

Electronic Equipment & Instruments - 5.1%
AU Optronics Corp.	1,843,503	3,603,330
HON HAI Precision Industry Co. Ltd.	507,650	2,933,794

		6,537,124

Semiconductors & Semiconductor Equipment - 3.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,250,792	4,947,107

		14,184,962

Telecommunication Services - 10.2%
Diversified Telecommunication Services - 1.4%
Chunghwa Telecom Co. Ltd.	686,000	1,769,793

Wireless Telecommunication Services - 8.8%
China Mobile Ltd.	654,500	11,253,858

		13,023,651

Energy - 8.8%
Energy Equipment & Services - 1.3%
Anton Oilfield Services Group (a)	7,584,000	1,654,376

Oil, Gas & Consumable Fuels - 7.5%
China Petroleum & Chemical Corp.-Class H	1,014,000	1,089,525
China Shenhua Energy Co. Ltd.-Class H	797,500	3,660,693
CNOOC Ltd.	2,743,000	4,869,057

		9,619,275

		11,273,651

Industrials - 6.9%
Construction & Engineering - 3.4%
China Communications Construction Co. Ltd.-Class H	1,833,000	4,352,991

Electrical Equipment - 0.9%
Harbin Power Equipment-Class H	700,000	1,194,603

Industrial Conglomerates - 0.5%
Melco International Development	456,000	621,004

Marine - 2.1%
China Shipping Development Co. Ltd.-Class H	788,000	2,643,819

		8,812,417

Materials - 5.0%
Chemicals - 3.1%
Taiwan Fertilizer Co. Ltd.	802,000	3,890,654

Metals & Mining - 1.9%
Aluminum Corp. of China Ltd.-Class H	666,000	1,143,698
Zijin Mining Group Co. Ltd. (a)	1,445,000	1,312,323

		2,456,021

		6,346,675

Health Care - 4.6%
Health Care Equipment & Supplies -3.2%
China Medical Technologies, Inc. (ADR)	15,600	583,440
Shandong Weigao Group Medical Polymer Co. Ltd.-Class H	2,180,000	3,561,978

		4,145,418

Pharmaceuticals - 1.4%
Simcere Pharmaceutical Group (ADR) (a)	139,700	1,758,823

		5,904,241

Consumer Discretionary - 3.9%
Automobiles - 1.1%
Great Wall Motor Co. Ltd.-Class H	1,165,000	1,374,040

Distributors - 0.5%
Li & Fung Ltd.	160,000	660,083

Multiline Retail - 0.7%
Lifestyle International Holdings Ltd.	451,000	942,377

Specialty Retail - 1.6%
Esprit Holdings Ltd.	167,300	2,060,219

		5,036,719

Consumer Staples - 3.4%
Food Products - 3.4%
China Yurun Food Group Ltd.	2,863,000	4,328,767

Total Common Stocks
(cost $80,596,996)		123,691,791

WARRANTS - 1.2%
Information Technology - 1.2%
Internet Software & Services - 1.2%
Alibaba.com Ltd., expiring 3/11/09 (a)(b)
(cost $1,728,069)	802,000	1,486,106

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.4%
Time Deposit - 1.4%
Bank of America
2.25%, 5/01/08 (cost $1,800,000)	$1,800	1,800,000

Total Investments - 99.4%
(cost $84,125,065)		126,977,897
Other assets less liabilities - 0.6%		822,299

Net Assets - 100.0%		$127,800,196

(a)	Non-income producing security.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, the aggregate market value of these securities amounted to $1,611,073 or 1.3% of net assets.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:
ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

Country Breakdown*

AllianceBernstein Greater China ’97 Fund

April 30, 2008 (unaudited)

Summary

55.8%	China
22.2%	Hong Kong
20.6%	Taiwan
1.4%	Short-Term Investments

100.0%	Total Investments

*	All data are as of April 30, 2008. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Greater China ‘97 Fund, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	June 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date:	June 23, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 23, 2008